Revenue (Tables)	6 Months Ended
Jan. 31, 2023
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The table below provides revenue earned by line of service for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022 (in thousands).

	Successor	Predecessor
Revenue Line	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Subscription revenue	$31,679	$27,946	$45,117
Services revenue
Breach	54,791	—	—
Other services	1,916	1,291	2,316

Total services revenue	56,707	1,291	2,316

Total	$88,386	$29,237	$47,433

The table below provides revenue earned based on geographic locations of our customers for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022 (in thousands).

	Successor	Predecessor
Country	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
United States	$80,674	$21,916	$35,859
Other	7,712	7,321	11,574

Total	$88,386	$29,237	$47,433

Summary of Components of Contract Assets and Liabilities and Significant Components of Changes in Contract Liabilities
The components of contract assets and liabilities consist of the following (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Assets:
Accounts receivable, net	$29,609	$17,046
Deferred contract acquisition costs, current and non-current	$13,207	$11,655
Liabilities:
Deferred revenue, current and non-current	$53,958	$38,831
The significant components of the changes in the contract liabilities balances are as follows (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Revenue recognized that was included in the opening deferred revenue balance	$31,406	$27,733
Remaining deferred revenue acquired in business acquisition	$21,337	$256